ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

December 15, 2011

James M. Forbes 617-235-4765 James.Forbes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 154 to the Trust’s Registration Statement under the Securities Act and Amendment No. 194 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 154/194”), including: (i) a Prospectus relating to GMO Benchmark-Free Allocation Fund (the “Fund”); (ii) a Statement of Additional Information relating to the Fund; and (iii) other information and the signature page.

This Amendment No. 154/194 relates solely to the Fund. The purpose of this Amendment No. 154/194 is to register a new class of shares of the Fund (Class MF shares). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 154/194 become effective sixty days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 235-4765.

Very truly yours,

/s/ James M. Forbes
James M. Forbes

Enclosures